Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($) $ in Thousands		1 Months Ended
	Apr. 07, 2026	Apr. 30, 2026
Consultant [Member]
Subsequent Event [Line Items]
Number of shares issued		10,415
Series D Preferred Stock [Member] | Accredited investors [Member]
Subsequent Event [Line Items]
Number of shares sold		15,000
Proceeds from issuance of convertible notes		$ 34,160,784
Number of warrant purchase		17,080,392
Gross proceeds		$ 15,000
Net proceeds		$ 13,838
Common stock conversion basis description		Each share of Series D Convertible Preferred Stock is convertible into 2,278 shares of Common Stock of the Company at the election of the holder, subject to certain adjustments and to beneficial ownership limitations. Each share of Series D Convertible Preferred Stock shall be entitled to vote with the Company’s Common Stock on an as-converted basis, subject to beneficial ownership limitations.
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	15,000,000